Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Maturity Schedule of Contractual Liabilities (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 1,929
Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	35
Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	524
Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	477
Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	31
Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	23
Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	622
Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	217
2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	1,038
2023 | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	23
2023 | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	524
2023 | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	308
2023 | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	26
2023 | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
2023 | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	70
2023 | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	84
2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	175
2024 | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	9
2024 | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2024 | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	75
2024 | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	5
2024 | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2024 | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	69
2024 | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	17
2025
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	110
2025 | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	2
2025 | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2025 | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	30
2025 | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2025 | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2025 | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	62
2025 | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	16
Subsequent years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	606
Subsequent years | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	1
Subsequent years | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	64
Subsequent years | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	20
Subsequent years | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	421
Subsequent years | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 100